CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Sep. 30, 2014	Sep. 30, 2013
Allowances for uncollectible accounts (in Dollars)	$ 52,347	$ 58,347
Discount (in Dollars)	$ 48,385	$ 37,908
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	1,800,000,000	1,800,000,000
Common stock, shares issued	966,107,350	766,991,327
Common stock, shares outstanding	966,107,350	766,991,327
Series B Preferred Stock [Member]
Preferred stock, shares authorized		1,000,000
Convertible Preferred Stock [Member] | Series B Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	1,314,988	286,700
Preferred stock, shares outstanding	1,314,988	286,700